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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22359

Papp Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	July 28, 2016

* Print the name and title of each signing officer under his or her signature.

PAPP SMALL & MID-CAP GROWTH FUND
Proxy Voting Record
July 1, 2015 - June 30, 2016

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
NXP Semicondutors N.V.	NXPI	N6596X109	07/02/15
Approve the merger of Nimble Acquisition Limited with and into Freescale Semicondutor. LTD.  Arthorize the board for a period of 18 months to issue 125M ordinary shares and to authorize the board to deliver ordinary shares held in treasury in connection with the merger.  To authorize the board for a period of 18 months to grant the right to acquire up to 125M oridnary shares in connection with the assumption by NXP of the stock options, unvested restricted share units and unvested performance-based restricted share units granted by Freescale.
					Issuer	Yes	For	With
				To appoint Gregory L. Summe as non-executive director of NXP	Issuer	Yes	For	With
				To appoint Peter Smitham as non-executive director of NXP.	Issuer	Yes	For	With

Catamaran Corp.	CTRX	148887102	07/14/15	Merger Agreement	Issuer	Yes	For	With
				Executive Compensation	Issuer	Yes	For	With

Airgas, Inc.	ARG	009363102	08/04/15	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Whole Foods Market	WFM	966837106	09/15/15	Election of Directors	Issuer	Yes	Against	Against
				Ratify Auditors	Issuer	Yes	Against	Against
				Approve Executive Compensation	Issuer	Yes	Against	Against
				Increase Shares of Common Stocks	Issuer	Yes	Against	Against
				Limiting Acceleration of Vesting of Equity Upon Change in Control	Security Holder	Yes	Against	With

MEDNAX, Inc.	MD	58502B106	11/03/15	Approve the Proposed Amended and Restated MEDNAX, Inc. 1996 Non-Qualified Employee Stock Purchase Plan	Issuer	Yes	For	With
				Approve Creation of the MEDNAX, Inc. 2015 Non-Qualified Stock Purchase Plan	Issuer	Yes	For	With

Linear Technology Corp.	LLTC	535678106	11/04/15	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Amendment to the 2006 Employee Stock Purchase Plan	Issuer	Yes	For	With

The Clorox Company	CLX	189054109	11/18/15	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Material Terms of the Performance Goals under the Company’s Executive Incentive Compensation Plan	Issuer	Yes	For	With

Fidelity Institutional Government Fund	FIGXX	316175108	11/18/15	Election of Directors	Issuer	Yes	For	With

ResMed, Inc.	RMD	761152107	11/19/15	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

PAREXEL International Corp.	PRXL	699462107	12/03/15	Election of Directors	Issuer	Yes	For	With
				Approve 2015 Stock Incentive Plan	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Factset Research Systems, Inc.	FDS	303075105	12/15/15	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Varian Medical Systems, Inc.	VAR	92220P105	02/11/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Airgas, Inc.	ARG	009363102	02/23/16	Approval of Agreement and Plan of Merger	Issuer	Yes	For	With
				Approval Executive Compensation	Issuer	Yes	For	With

IDEX Corp.	IEX	45167R104	04/06/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

C. R. Bard, Inc.	BCR	067383109	04/20/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Shareholder Proposal Relating to Share Repurchases	Security Holder	Yes	Against	With

Silicon Laboratories, Inc.	SLAB	826919102	04/21/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Treehouse Foods, Inc.	THS	89469A104	04/26/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

T. Rowe Price Group, Inc.	TROW	74144T108	04/27/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Shareholders Proposal on Voting Matters Related to Climate Change	Security Holder	Yes	Against	With

Trimble Navigation Ltd.	TRMB	896239100	05/02/16	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Reincorporation of the Company from California to Delaware	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Expeditors International of Washington, Inc.	EXPD	302130109	05/03/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve 2016 Stock Option Plan	Issuer	Yes	For	With
				Approve Proxy Access Amendment to the Company's Bylaws	Issuer	Yes	For	With
				Shareholder Proposal Recovery of Unearned Management Bonuses	Security Holder	Yes	Against	With

O'Reilly Automotive, Inc.	ORLY	67103H107	05/03/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Shareholder Proposal to Adopt Proxy Access	Security Holder	Yes	Against	With
				Shareholder Proposal Entitled "Independent Board Chairman"	Security Holder	Yes	Against	With

Tractor Supply Company	TSCO	892356106	05/03/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

AMETEK, Inc.	AME	031100100	05/04/16	Election of Directors	Issuer	Yes	For	With
				Ratifjy Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve the Material Terms of the Performance Goals in the 2011 Omnibus Incentive Compensation Plan	Issuer	Yes	For	With

Church & Dwight Co., Inc.	CHD	171340102	05/05/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Ecolab, Inc.	ECL	278865100	05/05/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Apporve Amendment to the Ecolab Inc. 2001 Non-Employee Director Stock Option and Deferred Compensation Plan	Issuer	Yes	For	With
				Shareholders Proposal Regarding Proxy Access	Security Holder	Yes	Against	With

Mettler-Toledo International, Inc.	MTD	592688105	05/05/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approval of the POBS Plus Incentive System for Group Management	Issuer	Yes	For	With

FMC Technologies, Inc.	FTI	30249U101	05/06/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve 2015 Executive Compensation	Issuer	Yes	For	With

Wabtec Corporation	WAB	929740108	05/11/16	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve 2015 Executive Officer Compensation	Issuer	Yes	For	With

FEI Company	FEIC	30241L109	05/12/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Proposal to Amend 1995 Stock Incentive Plan	Issuer	Yes	For	With

MEDNAX, Inc.	MD	58502B106	05/12/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Pioneer Natural Resources	PXD	723787107	05/19/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Amendment and Restatement of the Company’s 2006 Long-Term Incentive Plan	Issuer	Yes	For	With

ANSYS, Inc.	ANSS	03662Q105	05/20/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approval of an Amendment and Restatement of the Fourth Amended and Restated ANSYS, Inc. 1996 Stock Option and Grant Plan	Issuer	Yes	For	With
				Approval of an Amendment and Restatement of the Second Amended and Restated ANSYS, Inc. Employee Stock Purchase Plan	Issuer	Yes	For	With

Stericycle, Inc.	SRCL	858912108	05/25/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Canadian Employee Stock Purchase Plan	Issuer	Yes	For	With
				Stockholder Proposal on an Independent Chairman	Security Holder	Yes	Against	With
				Stockholder Proposal Entitled "Shareholder Proxy Access"	Security Holder	Yes	Against	With

Williams-Sonoma, Inc.	WSM	969904101	06/02/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Approve Amendment and Restatement of the Williams-Sonoma, Inc. 2001 Incentive Bonus Plan to Extend its Term until the 2021 Annual Meeting of Stockholders and to Approve the Material Terms of the Plan to Satisfy the Stockholder Approval Requirement
					Issuer	Yes	For	With

CoStar Group, Inc.	CSGP	22160N109	06/09/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve 2016 Stok Incentive Plan	Issuer	Yes	For	With
				Approve 2016 Cash Incentive Plan	Issuer	Yes	For	With

Pegasystems, Inc.	PEGA	705573103	06/10/16	Election of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve the Amended and Restated 2004 Longterm Incentive Plan	Issuer	Yes	For	With
				Approve Restricted Stock Unit Sub-Plan of the Pegasystems Inc. 2004 Long-Term Incentive Plan for French Participants	Issuer	Yes	For	With